SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues generated from each product
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Manufacturing Segment | Solar modules
Revenues generated from each product
Net revenues	3,377,706	4,281,178	5,941,345
Manufacturing Segment | Solar system kits
Revenues generated from each product
Net revenues	224,621	398,173	679,350
Manufacturing Segment | Battery storage solutions
Revenues generated from each product
Net revenues	1,370,590	814,604	245,173
Manufacturing Segment | EPC and Others
Revenues generated from each product
Net revenues	227,855	181,422	250,105
Recurrent Energy Segment | Power Services
Revenues generated from each product
Net revenues	75,486	69,972	40,636
Recurrent Energy Segment | Revenue from electricity, battery energy storage operations and others
Revenues generated from each product
Net revenues	142,862	91,374	57,919
Recurrent Energy Segment | Solar power and battery energy storage asset sales
Revenues generated from each product
Net revenues	$ 175,987	$ 156,686	$ 399,098